Loans Receivable	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Loans Receivable

Note 5 - Loans Receivable

As of December 31, 2024, the Company held one commercial real estate loan receivable with a gross carrying value of $0.4 million, net of no allowance for credit losses. On July 31, 2025, the Company sold this loan to PCCU, a related party to improve liquidity. Prior to the sale, the Company received a principal payment of $0.008 million, reducing the outstanding balance to $0.4 million. The loan was sold at carrying value, and no gain or loss was recognized on the sale. See Note 10 Related Party Transactions for further information regarding the Company’s relationship with PCCU.

The following table summarizes the activity in commercial real estate loans receivable for the years ended December 31, 2025 and December 31, 2024:

	December 31, 2025	December 31, 2024
Commercial real estate loans receivable, gross	$392,186	$392,186
Payment	(7,659)	-
Sale of loans	(384,527)	-
Transferred to held for sale	-	-
Commercial real estate loans receivable, net	-	392,186
Current portion	-	(13,332)
Non-current portion	$-	$378,854